Long-Term Debt:	12 Months Ended
Jul. 31, 2012
Us-Gaap_Debtdisclosureabstract
Long-term Debt [Text Block]

Note 10 - Long-Term Debt:

Long-term debt consists of the following:

	July 31,
	2012	2011
Mortgage payable - interest at 6.75 percent per annum, monthly payments of principal and interest of $6,014, due May 2015, secured by a first mortgage over real property located at 33 Harbour Square, Toronto, Canada	$482,700	$645,443

Mortgage payable - interest at 10.0 percent per annum, monthly interest payments of $9,807, principal due January 2013, secured by secondary rights to real property located at 11 Carlaw Avenue and 33 Harbour Square Toronto, Canada	1,181,461	1,137,348

Total Debt	1,664,161	3,080,066

Less Current Maturities of Long-Term Debt	1,222,746	1,210,271

Total Long-Term Debt	$441,415	$1,869,795

Aggregate maturities of long-term debt of the Company due within the next five years are as follows:

Year	Amount

2013	$1,227,533
2014	44,118
2015	397,297
Thereafter	—
Total	$1,664,161

The first mortgage related to the property at 33 Harbour Square was discharged on September 7, 2012, in conjunction with the sale of that property and the second mortgage was partially discharged, leaving a remaining balance of approximately $156,000 after the partial discharge.

For the years ended July 31, 2012, 2011 and 2010, the Company incurred $568,424, $205,539 and $206,838, respectively in interest expense on its long-term debt.